STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SUMMARY OF STOCK OPTION ACTIVITY
	Options	Weighted average exercise price	Aggregate Intrinsic value	Weighted average grant date fair value	Weighted average remaining contractual term
Balance at December 31, 2024	3,803,417	$19.17	$46,903	$15.84	6.8
Granted	746,847	$31.50	$9,634	$37.83	9.1
Exercised	-	-	-	-	-
Forfeited	(38,712)	31.50	499	$28.30	-
Expired	(118,367)	15.44	5,995	$11.26	-
Outstanding and expected to vest at September 30, 2025	4,393,185	$21.18	$102,030	$19.52	6.82
Vested and exercisable at September 30, 2025	3,528,779	$19.15	$89,100	$16.50	6.30

	Options	Weighted average exercise price	Aggregate Intrinsic value	Weighted average grant date fair value	Weighted average remaining contractual term
Balance at December 31, 2022	3,665,931	$15.45	$58,697	$12.84	8.8
Granted	597,147	30.39		24.87	9.4
Exercised	—	—		—	—
Cancelled	(327,860)	18.84		15.93
Outstanding and expected to vest at December 31, 2023	3,935,218	$17.43	$55,344	$14.43	8.0
Granted	355,683	31.50		25.53	9.7
Exercised	(642)	11.40		9.96	—
Forfeited	(11,988)	31.29		26.25
Expired	(474,854)	14.10		11.31
Outstanding and expected to vest at December 31, 2024	3,803,417	$19.17	$46,903	$15.84	6.8
Vested and exercisable at December 21, 2024	3,347,404	$18.18	$44,561	$15.09	6.5

SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL

	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024
Weighted average risk-free interest rate	4.05%	3.60%
Weighted average expected volatility	105.97%	107.15%
Weighted average expected term (in years)	5.84	5.78
Expected dividend yield	—	—
Exercise price	$31.50	$25.98
Estimated fair value of stock price	$44.40	$31.50

	Year Ended December 31, 2024	Year Ended December 31, 2023
Weighted average risk-free interest rate	3.60%	3.92%
Weighted average expected volatility	107.15%	103.3%
Weighted average expected term (in years)	5.78	5.18
Expected dividend yield	0.0%	0.0%
Exercise price	$25.98	$17.43

SCHEDULE OF ALLOCATION OF STOCK-BASED COMPENSATION EXPENSE

The allocation of stock-based compensation expense was as follows (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
General, selling and administrative	$1,099	$1,206	$12,386	$8,270
Research and Development	1,377	1,317	5,876	2,937
Total stock-based compensation	$2,476	$2,523	$18,262	$11,207

The allocation of stock-based compensation expense for the year ended December 31, 2024 and 2023 was as follows (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023 (as restated)
General, selling, and administrative	$11,808	$26,585
Research and development	3,460	8,538
Total stock-based compensation	$15,268	$35,123